Notes Payable (Details) In Thousands, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
SPD Bank	$ 13,544	81,990	38,299
Total notes payable	$ 13,544	81,990	38,299